Commitment and Contingencies (Details Narrative) (10-K) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 13, 2015	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Operating leases, rent expense						$ 661	$ 734
Operating leases, income statement, sublease revenue						$ 133	84
Operating leases, terms of contract						10 years
Operating leases, agreements description						These agreements generally continue until the later of (a) ten years from the date of the agreements, and (b) the expiration of the patent rights relating to the devices covered by the agreements, when rights have been assigned by the individuals to the Company.
Royalties expense						$ 607	775
Research and development expenses		$ 1,433	$ 1,582	$ 3,790	$ 4,743	6,345	6,387
Joint Agreement [Member]
Operating leases, terms of contract	5 years
Research and development expenses						$ 270	$ 270
Minimum [Member]
Operating leases, terms of contract						1 year